UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON TARGET

RETIREMENT SERIES

LEGG MASON TARGET RETIREMENT SERIES 2015

LEGG MASON TARGET RETIREMENT SERIES 2020

LEGG MASON TARGET RETIREMENT SERIES 2025

LEGG MASON TARGET RETIREMENT SERIES 2030

LEGG MASON TARGET RETIREMENT SERIES 2035

LEGG MASON TARGET RETIREMENT SERIES 2040

LEGG MASON TARGET RETIREMENT SERIES 2045

LEGG MASON TARGET RETIREMENT SERIES 2050

LEGG MASON TARGET RETIREMENT FUND

FORM N-Q

OCTOBER 31, 2010

LEGG MASON TARGET RETIREMENT 2015

Schedules of investments (unaudited)	October 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.6%
iShares Trust:
iShares MSCI EAFE Index Fund	4,861	$277,126
iShares Russell 1000 Growth Index Fund	1,620	87,302
iShares Russell 1000 Value Index Fund	3,350	203,713
iShares Russell 2000 Index Fund	940	66,091
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	3,451	72,636	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	1,564	68,795	(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	38,463	429,248	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	4,343	102,809	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	17,273	226,099	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	10,823	107,583	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	657	70,552	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	8,115	107,198	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	25,419	214,031	(a)
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class I Shares	12,437	161,304	*(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,268	105,838	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,170	54,791
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,695	147,012
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	59,598	692,525	(a)(b)
Western Asset High Yield Portfolio, Class IS Shares	6,378	56,704	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.6% (Cost - $2,793,638#)		3,251,357
Other Assets in Excess of Liabilities - 1.4%		47,651

TOTAL NET ASSETS - 100.0%		$3,299,008

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2020

Schedules of investments (unaudited) (cont’d)	October 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.6%
iShares Trust:
iShares MSCI EAFE Index Fund	6,476	$369,197
iShares Russell 1000 Growth Index Fund	2,148	115,756
iShares Russell 1000 Value Index Fund	4,572	278,023
iShares Russell 2000 Index Fund	1,037	72,911
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	4,757	100,128	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,379	104,660	(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	45,582	508,690	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	5,305	125,558	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	22,619	296,081	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	15,769	156,743	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	905	97,126	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	11,231	148,365	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	33,158	279,193	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	2,129	11,941	(a)
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class I Shares	14,634	189,802	*(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	10,714	122,353	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,430	66,967
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,325	181,379
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	56,827	660,330	(a)(b)
Western Asset High Yield Portfolio, Class IS Shares	2,401	21,344	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.6% (Cost - $3,337,663#)		3,906,547
Other Assets in Excess of Liabilities - 1.4%		53,877

TOTAL NET ASSETS - 100.0%		$3,960,424

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2025

Schedules of investments (unaudited) (cont’d)	October 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.4%
iShares Trust:
iShares MSCI EAFE Index Fund	7,101	$404,828
iShares Russell 1000 Growth Index Fund	2,802	151,000
iShares Russell 1000 Value Index Fund	5,976	363,401
iShares Russell 2000 Index Fund	1,198	84,231
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	6,147	129,399	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,034	133,453	(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	44,981	501,988	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,899	92,294	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	24,365	318,939	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	19,123	190,079	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,315	141,192	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	14,495	191,477	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	35,629	299,995	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	14,100	79,099	(a)
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class I Shares	15,888	206,066	*(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	12,094	138,108	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,300	60,879
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,437	187,488
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	34,600	402,051	(a)(b)
Western Asset High Yield Portfolio, Class IS Shares	2,891	25,705	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.4% (Cost - $3,526,491#)		4,101,672
Other Assets in Excess of Liabilities - 1.6%		65,135

TOTAL NET ASSETS - 100.0%		$4,166,807

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2030

Schedules of investments (unaudited) (cont’d)	October 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.2%
iShares Trust:
iShares MSCI EAFE Index Fund	5,735	$326,952
iShares Russell 1000 Growth Index Fund	2,807	151,269
iShares Russell 1000 Value Index Fund	5,757	350,083
iShares Russell 2000 Index Fund	1,016	71,435
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,772	121,501	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,835	124,713	(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	19,530	217,954	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,291	54,221	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	20,039	262,309	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	19,054	189,397	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,219	130,883	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	14,416	190,429	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	30,292	255,061	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	22,115	124,067	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,341	106,680	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	668	31,283
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,787	152,031
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	18,932	219,995	(a)(b)
Western Asset High Yield Portfolio, Class IS Shares	4,307	38,290	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.2% (Cost - $2,577,358#)		3,118,553
Other Assets in Excess of Liabilities - 1.8%		56,548

TOTAL NET ASSETS - 100.0%		$3,175,101

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2035

Schedules of investments (unaudited) (cont’d)	October 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.0%
iShares Trust:
iShares MSCI EAFE Index Fund	6,800	$387,668
iShares Russell 1000 Growth Index Fund	3,984	214,698
iShares Russell 1000 Value Index Fund	8,344	507,399
iShares Russell 2000 Index Fund	1,113	78,255
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	8,694	182,998	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,828	168,385	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,502	35,553	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	22,746	297,751	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	26,693	265,324	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,728	185,514	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	20,091	265,402	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	35,261	296,894	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	22,813	127,983	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	10,874	124,182	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	486	22,759
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,335	181,924
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	10,510	122,127	(a)(b)
Western Asset High Yield Portfolio, Class IS Shares	8,455	75,167	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.0% (Cost - $3,114,736#)		3,539,983
Other Assets in Excess of Liabilities - 1.0%		36,494

TOTAL NET ASSETS - 100.0%		$3,576,477

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2040

Schedules of investments (unaudited) (cont’d)	October 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.9%
iShares Trust:
iShares MSCI EAFE Index Fund	5,183	$295,483
iShares Russell 1000 Growth Index Fund	3,732	201,117
iShares Russell 1000 Value Index Fund	7,691	467,690
iShares Russell 2000 Index Fund	1,358	95,481
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	8,085	170,199	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,770	165,827	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	4,066	96,248	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	17,732	232,108	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	25,059	249,084	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,601	171,860	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	18,835	248,808	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	26,171	220,364	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	19,000	106,591	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	13,887	158,593	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,190	55,728
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,794	152,413
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	8,204	95,334	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.9% (Cost - $2,751,031#)		3,182,928
Other Assets in Excess of Liabilities - 1.1%		33,812

TOTAL NET ASSETS - 100.0%		$3,216,740

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2045

Schedules of investments (unaudited) (cont’d)	October 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.9%
iShares Trust:
iShares MSCI EAFE Index Fund	3,673	$209,398
iShares Russell 1000 Growth Index Fund	2,618	141,084
iShares Russell 1000 Value Index Fund	5,447	331,232
iShares Russell 2000 Index Fund	1,002	70,451
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,729	120,586	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,659	116,990	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,865	67,821	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	12,518	163,855	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	17,692	175,854	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,100	118,088	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	13,224	174,688	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	18,943	159,498	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	14,294	80,187	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,779	111,677	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	933	43,692
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,052	111,937
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	5,345	62,108	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.9% (Cost - $1,935,340#)		2,259,146
Other Assets in Excess of Liabilities - 1.1%		26,217

TOTAL NET ASSETS - 100.0%		$2,285,363

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2050

Schedules of investments (unaudited) (cont’d)	October 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.0%
iShares Trust:
iShares MSCI EAFE Index Fund	3,260	$185,853
iShares Russell 1000 Growth Index Fund	2,365	127,450
iShares Russell 1000 Value Index Fund	4,875	296,449
iShares Russell 2000 Index Fund	940	66,091
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,106	107,492	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,362	103,915	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,408	57,001	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	11,198	146,577	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	16,061	159,644	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	980	105,190	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	11,900	157,192	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	17,526	147,566	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	12,630	70,853	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	8,773	100,188	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	795	37,230
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	1,855	101,190
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	4,839	56,231	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.0% (Cost - $1,782,864#)		2,026,112
Other Assets in Excess of Liabilities - 1.0%		21,387

TOTAL NET ASSETS - 100.0%		$2,047,499

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT FUND

Schedules of investments (unaudited) (cont’d)	October 31, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.8%
iShares Trust:
iShares MSCI EAFE Index Fund	2,032	$115,844
iShares Russell 1000 Growth Index Fund	360	19,400
iShares Russell 1000 Value Index Fund	900	54,729
iShares Russell 2000 Index Fund	660	46,405
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	824	17,344	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	392	17,224	(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	26,578	296,608	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,260	53,490	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	7,281	95,309	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	2,957	29,392	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	176	18,852	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	2,207	29,160	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	10,927	92,002	(a)
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class I Shares	8,358	108,405	*(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	6,609	75,471	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	560	26,225
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	1,875	102,281
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	70,548	819,767	(a)(b)
Western Asset High Yield Portfolio, Class IS Shares	16,263	144,576	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.8% (Cost - $1,855,901#)		2,162,484
Other Assets in Excess of Liabilities - 1.2%		27,360

TOTAL NET ASSETS - 100.0%		$2,189,844

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”), and Legg Mason Target Retirement Fund (“Retirement Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other funds (“Underlying Funds”) which are mutual funds affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2015
Investments in Underlying Funds†	$3,251,357	—	—	$3,251,357

†	See Schedules of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2020
Investments in Underlying Funds†	$3,906,547	—	—	$3,906,547

†	See Schedules of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2025
Investments in Underlying Funds†	$4,101,672	—	—	$4,101,672

†	See Schedules of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2030
Investments in Underlying Funds†	$3,118,553	—	—	$3,118,553

†	See Schedules of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2035
Investments in Underlying Funds†	$3,539,983	—	—	$3,539,983

†	See Schedules of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2040
Investments in Underlying Funds†	$3,182,928	—	—	$3,182,928

†	See Schedules of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2045
Investments in Underlying Funds†	$2,259,146	—	—	$2,259,146

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2050
Investments in Underlying Funds†	$2,026,112	—	—	$2,026,112

†	See Schedules of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement Fund
Investments in Underlying Funds†	$2,162,484	—	—	$2,162,484

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Retirement 2015	$457,719	—	$457,719
Retirement 2020	568,884	—	568,884
Retirement 2025	575,181	—	575,181
Retirement 2030	541,195	—	541,195
Retirement 2035	425,247	—	425,247
Retirement 2040	431,897	—	431,897
Retirement 2045	323,806	—	323,806
Retirement 2050	243,248	—	243,248
Retirement Fund	306,583	—	306,583

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended October 31, 2010, the Funds did not invest directly in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 22, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: December 22, 2010